Subsequent Events	9 Months Ended
Sep. 30, 2013
Subsequent Events

Note 14. Subsequent Events

We evaluated events occurring between the end of the most recent year end and February 12, 2013, the date the financial statements were issued. In connection with the reissuance of the consolidated financial statements as of and for the year ended December 31, 2012, we evaluated subsequent events through May 3, 2013, the date of reissuance of such financial statements.

The American Taxpayer Relief Act of 2012 (2012 Taxpayer Relief Act) was signed into law on January 2, 2013. This tax package includes, among many other items, an extension and renewal of the R&D tax credit from December 31, 2011 to December 31, 2013. We earned approximately $0.7 million of R&D tax credits for the year of 2012, and such tax benefit will be recognized in 2013, the reporting period which the 2012 Taxpayer Relief Act was enacted.